SEGMENT REPORTING - Total Assets (Details) - USD ($)	Jul. 31, 2020	Jul. 31, 2019
Segment Reporting Information [Line Items]
Total assets	$ 45,785,078	$ 12,342,594
Business advisory and consulting services
Segment Reporting Information [Line Items]
Total assets	5,240,172	$ 12,342,594
Multi-Channel Advertising services
Segment Reporting Information [Line Items]
Total assets	4,854,583
Event planning and execution services
Segment Reporting Information [Line Items]
Total assets	4,088,225
Movie theatre operation services
Segment Reporting Information [Line Items]
Total assets	$ 31,602,098